Securities (Details 5) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010
Amortized cost and estimated fair value by contractual maturity [Abstract]
Available-for-sale securities, maturities, due in 1 year or less, amortized cost	$ 23,758
Available-for-sale securities, maturities, due after 1 year through 5 years, amortized cost	66,403
Available-for-sale securities, maturities, due after 5 years through 10 years, amortized cost	27,385
Available-for-sale securities, maturities, due after 10 years, amortized cost	194,695
Available-for-sale securities, maturities, amortized cost, total	312,241
Available-for-sale securities, maturities, due in 1 year or less, fair value	23,853
Available-for-sale securities, maturities, due after 1 year through 5 years, fair value	66,728
Available-for-sale securities, maturities, due after 5 years through 10 years, fair value	27,962
Available-for-sale securities, maturities, due after 10 years, fair value	197,775
Available-for-sale securities, maturities, fair value, total	316,318
Available-for-sale securities, maturities, average yield, due in 1 year or less	2.56%
Available-for-sale securities, maturities, average yield, due after 1 year through 5 years	2.24%
Available-for-sale securities, maturities, average yield, due after 5 years through 10 years	3.23%
Available-for-sale securities, maturities, average yield, due after 10 years	3.78%
Available-for-sale securities, maturities, average yield, total	3.31%
Held-to-maturity securities, maturities, due in 1 year or less, amortized cost	0
Held-to-maturity securities, maturities, due after 1 year through 5 years, amortized cost	6
Held-to-maturity securities, maturities, due after 5 years through 10 years, amortized cost	11
Held-to-maturity securities, maturities, due after 10 years, amortized cost	1
Held-to-maturity securities, maturities, amortized cost, total	18
Held-to-maturity securities, maturities, due in 1 year or less, fair value	0
Held-to-maturity securities, maturities, due after 1 year through 5 years, fair value	6
Held-to-maturity securities, maturities, due after 5 years through 10 years, fair value	12
Held-to-maturity securities, maturities, due after 10 years, fair value	2
Held-to-maturity securities, maturities, fair value, total	20
Held-to-maturity securities, maturities, average yield, due in 1 year or less	0.00%
Held-to-maturity securities, maturities, average yield, due after 1 year through 5 years	6.97%
Held-to-maturity securities, maturities, average yield, due after 5 years through 10 years	6.83%
Held-to-maturity securities, maturities, average yield, due after 10 years	6.49%
Held-to-maturity securities, maturities, average yield, total	6.85%
Equity Securities [Member]
Amortized cost and estimated fair value by contractual maturity [Abstract]
Available-for-sale securities, equity maturities, due in 1 year or less, amortized cost	0
Available-for-sale securities, equity maturities, due after 1 year through 5 years, amortized cost	0
Available-for-sale securities, equity maturities, due after 5 years through 10 years, amortized cost	0
Available-for-sale securities, equity maturities, due after 10 years, amortized cost	1,894
Available-for-sale securities, equity maturities, amortized cost, total	1,894
Available-for-sale securities, equity maturities, due in 1 year or less, fair value	0
Available-for-sale securities, equity maturities, due after 1 year through 5 years, fair value	0
Available-for-sale securities, equity maturities, due after 5 years through 10 years, fair value	0
Available-for-sale securities, equity maturities, due after 10 years, fair value	2,051
Available-for-sale securities, equity maturities, fair value, total	2,051
Available-for-sale securities, equity maturities, average yield, due in 1 year or less	0.00%
Available-for-sale securities, equity maturities, average yield, due after 1 year through 5 years	0.00%
Available-for-sale securities, equity maturities, average yield, due after 5 years through 10 years	0.00%
Available-for-sale securities, equity maturities, average yield, due after 10 years	0.29%
Available-for-sale securities, equity maturities, average yield, total	0.29%
Debt Securities [Member]
Amortized cost and estimated fair value by contractual maturity [Abstract]
Available-for-sale securities, due in 1 year or less, amortized cost	23,758
Available-for-sale securities, due after 1 year through 5 years, amortized cost	66,403
Available-for-sale securities, due after 5 years through 10 years, amortized cost	27,385
Available-for-sale securities, due after 10 years, amortized cost	192,801
Available-for-sale securities, amortized cost, total	310,347
Available-for-sale securities, due in 1 year or less, fair value	23,853
Available-for-sale securities, due after 1 year through 5 years, fair value	66,728
Available-for-sale securities, due after 5 years through 10 years, fair value	27,962
Available-for-sale securities, due after 10 years, fair value	195,724
Available-for-sale securities, fair value, total	314,267
Available-for-sale securities, average yield, due in 1 year or less	2.56%
Available-for-sale securities, average yield, due after 1 year through 5 years	2.24%
Available-for-sale securities, average yield, due after 5 years through 10 years	3.23%
Available-for-sale securities, average yield, due after 10 years	3.81%
Available-for-sale securities, average yield, total	3.33%
Mortgage-backed securities [Member]
Amortized cost and estimated fair value by contractual maturity [Abstract]
Available-for-sale securities, due in 1 year or less, amortized cost	15
Available-for-sale securities, due after 1 year through 5 years, amortized cost	259
Available-for-sale securities, due after 5 years through 10 years, amortized cost	2,781
Available-for-sale securities, due after 10 years, amortized cost	168,740
Available-for-sale securities, amortized cost, total	171,795
Available-for-sale securities, due in 1 year or less, fair value	15
Available-for-sale securities, due after 1 year through 5 years, fair value	282
Available-for-sale securities, due after 5 years through 10 years, fair value	2,825
Available-for-sale securities, due after 10 years, fair value	171,732
Available-for-sale securities, fair value, total	174,854
Available-for-sale securities, average yield, due in 1 year or less	8.63%
Available-for-sale securities, average yield, due after 1 year through 5 years	6.25%
Available-for-sale securities, average yield, due after 5 years through 10 years	2.71%
Available-for-sale securities, average yield, due after 10 years	3.85%
Available-for-sale securities, average yield, total	3.84%
U.S. Treasury and government agencies [Member]
Amortized cost and estimated fair value by contractual maturity [Abstract]
Available-for-sale securities, due in 1 year or less, amortized cost	1,843
Available-for-sale securities, due after 1 year through 5 years, amortized cost	4,913
Available-for-sale securities, due after 5 years through 10 years, amortized cost	4,251
Available-for-sale securities, due after 10 years, amortized cost	251
Available-for-sale securities, amortized cost, total	11,258
Available-for-sale securities, due in 1 year or less, fair value	1,850
Available-for-sale securities, due after 1 year through 5 years, fair value	5,007
Available-for-sale securities, due after 5 years through 10 years, fair value	4,260
Available-for-sale securities, due after 10 years, fair value	231
Available-for-sale securities, fair value, total	11,348
Available-for-sale securities, average yield, due in 1 year or less	1.68%
Available-for-sale securities, average yield, due after 1 year through 5 years	2.62%
Available-for-sale securities, average yield, due after 5 years through 10 years	3.84%
Available-for-sale securities, average yield, due after 10 years	3.86%
Available-for-sale securities, average yield, total	2.95%
Obligations of U.S. states and municipalities [Member]
Amortized cost and estimated fair value by contractual maturity [Abstract]
Available-for-sale securities, due in 1 year or less, amortized cost	39
Available-for-sale securities, due after 1 year through 5 years, amortized cost	160
Available-for-sale securities, due after 5 years through 10 years, amortized cost	333
Available-for-sale securities, due after 10 years, amortized cost	11,200
Available-for-sale securities, amortized cost, total	11,732
Available-for-sale securities, due in 1 year or less, fair value	39
Available-for-sale securities, due after 1 year through 5 years, fair value	167
Available-for-sale securities, due after 5 years through 10 years, fair value	351
Available-for-sale securities, due after 10 years, fair value	11,002
Available-for-sale securities, fair value, total	11,559
Available-for-sale securities, average yield, due in 1 year or less	3.21%
Available-for-sale securities, average yield, due after 1 year through 5 years	4.30%
Available-for-sale securities, average yield, due after 5 years through 10 years	5.25%
Available-for-sale securities, average yield, due after 10 years	5.07%
Available-for-sale securities, average yield, total	5.06%
Certificates of Deposit [Member]
Amortized cost and estimated fair value by contractual maturity [Abstract]
Available-for-sale securities, due in 1 year or less, amortized cost	3,642
Available-for-sale securities, due after 1 year through 5 years, amortized cost	6
Available-for-sale securities, due after 5 years through 10 years, amortized cost	0
Available-for-sale securities, due after 10 years, amortized cost	0
Available-for-sale securities, amortized cost, total	3,648
Available-for-sale securities, due in 1 year or less, fair value	3,641
Available-for-sale securities, due after 1 year through 5 years, fair value	6
Available-for-sale securities, due after 5 years through 10 years, fair value	0
Available-for-sale securities, due after 10 years, fair value	0
Available-for-sale securities, fair value, total	3,647
Available-for-sale securities, average yield, due in 1 year or less	5.16%
Available-for-sale securities, average yield, due after 1 year through 5 years	10.75%
Available-for-sale securities, average yield, due after 5 years through 10 years	0.00%
Available-for-sale securities, average yield, due after 10 years	0.00%
Available-for-sale securities, average yield, total	5.17%
Non-U.S. government debt securities [Member]
Amortized cost and estimated fair value by contractual maturity [Abstract]
Available-for-sale securities, due in 1 year or less, amortized cost	5,666
Available-for-sale securities, due after 1 year through 5 years, amortized cost	13,557
Available-for-sale securities, due after 5 years through 10 years, amortized cost	1,388
Available-for-sale securities, due after 10 years, amortized cost	3
Available-for-sale securities, amortized cost, total	20,614
Available-for-sale securities, due in 1 year or less, fair value	5,673
Available-for-sale securities, due after 1 year through 5 years, fair value	13,712
Available-for-sale securities, due after 5 years through 10 years, fair value	1,389
Available-for-sale securities, due after 10 years, fair value	3
Available-for-sale securities, fair value, total	20,777
Available-for-sale securities, average yield, due in 1 year or less	1.81%
Available-for-sale securities, average yield, due after 1 year through 5 years	2.23%
Available-for-sale securities, average yield, due after 5 years through 10 years	3.56%
Available-for-sale securities, average yield, due after 10 years	5.34%
Available-for-sale securities, average yield, total	2.21%
Corporate Debt Securities [Member]
Amortized cost and estimated fair value by contractual maturity [Abstract]
Available-for-sale securities, due in 1 year or less, amortized cost	12,515
Available-for-sale securities, due after 1 year through 5 years, amortized cost	44,137
Available-for-sale securities, due after 5 years through 10 years, amortized cost	5,065
Available-for-sale securities, due after 10 years, amortized cost	1
Available-for-sale securities, amortized cost, total	61,718
Available-for-sale securities, due in 1 year or less, fair value	12,597
Available-for-sale securities, due after 1 year through 5 years, fair value	44,100
Available-for-sale securities, due after 5 years through 10 years, fair value	5,096
Available-for-sale securities, due after 10 years, fair value	1
Available-for-sale securities, fair value, total	61,794
Available-for-sale securities, average yield, due in 1 year or less	2.25%
Available-for-sale securities, average yield, due after 1 year through 5 years	2.19%
Available-for-sale securities, average yield, due after 5 years through 10 years	4.81%
Available-for-sale securities, average yield, due after 10 years	1.07%
Available-for-sale securities, average yield, total	2.42%
Asset-backed securities [Member]
Amortized cost and estimated fair value by contractual maturity [Abstract]
Available-for-sale securities, due in 1 year or less, amortized cost	38
Available-for-sale securities, due after 1 year through 5 years, amortized cost	3,371
Available-for-sale securities, due after 5 years through 10 years, amortized cost	13,567
Available-for-sale securities, due after 10 years, amortized cost	12,606
Available-for-sale securities, amortized cost, total	29,582
Available-for-sale securities, due in 1 year or less, fair value	38
Available-for-sale securities, due after 1 year through 5 years, fair value	3,454
Available-for-sale securities, due after 5 years through 10 years, fair value	14,041
Available-for-sale securities, due after 10 years, fair value	12,755
Available-for-sale securities, fair value, total	$ 30,288
Available-for-sale securities, average yield, due in 1 year or less	8.94%
Available-for-sale securities, average yield, due after 1 year through 5 years	2.05%
Available-for-sale securities, average yield, due after 5 years through 10 years	2.48%
Available-for-sale securities, average yield, due after 10 years	2.19%
Available-for-sale securities, average yield, total	2.32%